Revenue - Other Platform Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total other revenue	$ 3,070	$ 4,009	$ 8,768	$ 13,664
International lending revenue
Disaggregation of Revenue [Line Items]
Total other revenue	1,190	1,072	3,517	2,740
Insurance Services
Disaggregation of Revenue [Line Items]
Total other revenue	438	997	1,614	2,822
Real estate services
Disaggregation of Revenue [Line Items]
Total other revenue	753	651	1,753	6,517
Other revenue
Disaggregation of Revenue [Line Items]
Total other revenue	$ 689	$ 1,289	$ 1,884	$ 1,585